INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
INTEREST INCOME
Margin financing	$ 1,720,473		$ 497,975	$ 221,648
Securities lending	397,505		73,792	37,202
IPO financing	200,567		184,226	12,658
Bank deposits	197,390		208,556	187,223
Bridge loan	1,872		1,078	6,172
Other financing	391
Total	$ 2,518,198	$ 322,862	$ 965,627	$ 464,903